Administrative Expenses (Details) - Schedule of administrative expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of administrative expenses [Abstract]
Personnel expenses, note 23(b)	S/ 96,891	S/ 76,291	S/ 84,359
Third-party services	59,896	48,713	53,407
Depreciation and amortization	16,569	16,626	14,573
Donations	9,067	9,188	8,796
Board of Directors compensation	6,397	5,992	6,696
Taxes	5,563	5,262	4,980
Consumption of supplies	1,686	1,297	1,671
Total administrative expenses	S/ 196,069	S/ 163,369	S/ 174,482